Quarterly Report
September 30, 2024
MFS®  Inflation-Adjusted
Bond Portfolio
MFS® Variable Insurance Trust III
VIA-Q3

Portfolio of Investments
9/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 99.1%
Asset-Backed & Securitized – 1.7%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.121%, 11/15/2054 (i)		$2,075,151	$92,282
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)		93,048	93,133
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-B”, FLR, 5.943% (SOFR - 1mo. + 0.6%), 2/18/2028		594,000	594,055
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.337%, 7/15/2054 (i)		1,970,642	117,811
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.717%, 2/15/2054 (i)		1,309,384	99,623
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.368%, 2/15/2054 (i)		4,240,203	233,574
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.259%, 3/15/2054 (i)		2,508,921	122,080
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.369%, 7/15/2054 (i)		3,262,859	182,583
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.377%, 8/15/2054 (i)		3,902,488	236,081
Chase Auto Owner Trust, 2024-5A, “A2”, 4.4%, 11/26/2027 (n)		181,514	181,486
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.396%, 2/15/2054 (i)		3,227,772	201,549
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.14%, 6/15/2064 (i)		1,289,024	64,672
Dell Equipment Finance Trust, 2023-3, “A2”, 6.1%, 4/23/2029 (n)		94,948	95,322
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.407%, 5/15/2054 (i)		1,643,688	93,617
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.289%, 6/15/2054 (i)		1,936,794	96,780
SBNA Auto Lease Trust, 2024-A, “A2”, 5.45%, 1/20/2026 (n)		158,549	158,903
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.623%, 8/15/2054 (i)		1,424,874	104,631
			$2,768,182
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029		$312,000	$292,940
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025		$82,000	$79,785
International Market Sovereign – 48.8%
Commonwealth of Australia, Inflation Linked Bond, 2%, 8/21/2035	AUD	1,153,377	$820,787
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 8/21/2040		1,736,837	1,095,202
Federal Republic of Germany, Inflation Linked Bond, 0.5%, 4/15/2030	EUR	1,556,767	1,749,359
Government of Canada, Inflation Linked Bond, 4%, 12/01/2031	CAD	8,044,455	7,052,913
Government of Canada, Inflation Linked Bond, 3%, 12/01/2036		983,694	854,329
Government of Canada, Inflation Linked Bond, 1.25%, 12/01/2047		1,262,189	881,596
Government of Japan, Inflation Linked Bond, 0.1%, 3/10/2026	JPY	419,675,800	2,968,537
Government of Japan, Inflation Linked Bond, 0.005%, 3/10/2031		235,078,850	1,720,179
Government of New Zealand, Inflation Linked Bond, 2.5%, 9/20/2035	NZD	1,141,035	722,669
Kingdom of Spain, Inflation Linked Bond, 1%, 11/30/2030	EUR	4,591,644	5,184,607
Kingdom of Spain, Inflation Linked Bond, 0.7%, 11/30/2033 (n)		3,533,592	3,844,144
Kingdom of Spain, Inflation Linked Bond, 2.05%, 11/30/2039 (n)		2,012,898	2,454,292
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2047		489,536	430,848
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2053 (n)		330,033	278,229
Republic of Italy, Inflation Linked Bond, 0.4%, 5/15/2030		3,529,851	3,755,209
Republic of Italy, Inflation Linked Bond, 1.25%, 9/15/2032		8,338,129	9,238,369
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2035		3,187,356	3,836,102
Republic of Italy, Inflation Linked Bond, 2.55%, 9/15/2041		1,906,198	2,315,528
Republic of Italy, Inflation Linked Bond, 0.15%, 5/15/2051 (n)		464,283	337,633
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2029	GBP	1,831,250	2,432,278
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 8/10/2031		2,237,078	2,961,570
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/2035		2,512,935	3,756,210
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/2037		3,017,716	4,181,595
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/2040		3,190,946	4,017,633
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/2042		2,079,166	2,556,806
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2044		477,937	516,294
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2046		1,510,676	1,577,182
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/2047		2,038,521	2,433,784
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/2050		363,168	395,642
United Kingdom Treasury, Inflation Linked Bond, 0.25%, 3/22/2052		2,225,265	2,215,087

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2055	GBP	451,613	$588,841
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2058		2,149,894	1,953,375
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/2062		1,189,633	1,161,417
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2065		565,402	481,971
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2068		1,249,247	1,047,872
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2073		213,658	186,415
			$82,004,504
Medical & Health Technology & Services – 0.4%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028		$487,000	$501,145
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038		144,000	146,807
			$647,952
Mortgage-Backed – 0.9%
Freddie Mac, 0.63%, 5/25/2029 (i)		$2,665,990	$52,664
Freddie Mac, 0.816%, 7/25/2029 (i)		1,264,362	46,314
Freddie Mac, 1.914%, 4/25/2030 (i)		564,669	48,593
Freddie Mac, 1.769%, 5/25/2030 (i)		1,221,668	100,609
Freddie Mac, 1.262%, 9/25/2030 (i)		646,322	38,850
Freddie Mac, 0.416%, 1/25/2031 (i)		4,858,083	77,484
Freddie Mac, 0.872%, 1/25/2031 (i)		1,882,263	80,299
Freddie Mac, 1.026%, 1/25/2031 (i)		1,425,035	72,304
Freddie Mac, 0.609%, 3/25/2031 (i)		5,901,425	157,472
Freddie Mac, 1.324%, 5/25/2031 (i)		709,327	48,036
Freddie Mac, 1.039%, 7/25/2031 (i)		1,133,380	62,914
Freddie Mac, 0.632%, 9/25/2031 (i)		4,635,695	145,774
Freddie Mac, 0.955%, 9/25/2031 (i)		1,417,400	69,382
Freddie Mac, 0.441%, 11/25/2031 (i)		6,965,967	153,107
Freddie Mac, 0.596%, 12/25/2031 (i)		6,916,623	209,501
Freddie Mac, 0.664%, 12/25/2031 (i)		1,130,491	38,551
Freddie Mac, 0.431%, 5/25/2033 (i)		3,200,000	73,071
			$1,474,925
U.S. Treasury Inflation Protected Securities – 47.1%
U.S. Treasury Bonds, 0.375%, 1/15/2027 (f)		$16,758,284	$16,281,281
U.S. Treasury Bonds, 1.75%, 1/15/2034		1,760,007	1,779,525
U.S. Treasury Bonds, 2.125%, 2/15/2040		1,644,444	1,715,744
U.S. Treasury Bonds, 0.75%, 2/15/2042		10,246,586	8,537,712
U.S. Treasury Bonds, 0.75%, 2/15/2045		4,040,583	3,228,572
U.S. Treasury Bonds, 0.125%, 2/15/2052		4,231,513	2,630,569
U.S. Treasury Bonds, 2.125%, 2/15/2054		938,790	976,045
U.S. Treasury Notes, 0.5%, 1/15/2028		752,350	728,434
U.S. Treasury Notes, 0.875%, 1/15/2029		10,569,680	10,318,272
U.S. Treasury Notes, 0.125%, 1/15/2031 (f)		26,485,936	24,335,022
U.S. Treasury Notes, 0.125%, 1/15/2032		9,576,784	8,654,635
			$79,185,811
Total Bonds			$166,454,099
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 5.07% (v)		1,097,995	$1,098,324

Other Assets, Less Liabilities – 0.3%			435,310
Net Assets – 100.0%			$167,987,733
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,098,324 and $166,454,099, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,443,142, representing 4.4% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
SOFR	Secured Overnight Financing Rate
USA-CPI-U	Consumer Price Index - Urban Consumers
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Derivative Contracts at 9/30/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	1,856,363	USD	1,261,640	HSBC Bank	10/18/2024	$22,083
AUD	972,725	USD	657,210	Morgan Stanley Capital Services, Inc.	10/18/2024	15,455
CAD	1,053,447	USD	762,740	Goldman Sachs International	10/18/2024	16,484
CAD	1,735,295	USD	1,258,137	HSBC Bank	10/18/2024	25,444
CHF	30,171	USD	34,109	Merrill Lynch International	10/18/2024	1,604
CHF	735,477	USD	848,581	Morgan Stanley Capital Services, Inc.	10/18/2024	22,010
DKK	1,853,216	USD	270,291	State Street Bank Corp.	10/18/2024	6,679
EUR	249,015	USD	270,710	JPMorgan Chase Bank N.A.	10/18/2024	6,663
EUR	836,271	USD	930,184	Morgan Stanley Capital Services, Inc.	10/18/2024	1,318
EUR	3,007,880	USD	3,304,580	State Street Bank Corp.	10/18/2024	45,830
EUR	1,010,457	USD	1,093,542	UBS AG	10/18/2024	31,983
GBP	713,612	USD	927,348	Barclays Bank PLC	10/18/2024	26,710
GBP	76,746	USD	100,673	Merrill Lynch International	10/18/2024	1,933
GBP	652,432	USD	850,764	Morgan Stanley Capital Services, Inc.	10/18/2024	21,500
GBP	3,014,800	USD	3,920,862	State Street Bank Corp.	10/18/2024	109,748
GBP	2,999,237	USD	3,887,854	UBS AG	10/18/2024	121,951
JPY	61,735,516	USD	427,742	JPMorgan Chase Bank N.A.	10/18/2024	2,734
JPY	63,498,105	USD	440,170	Morgan Stanley Capital Services, Inc.	10/18/2024	2,597
NOK	18,265,052	USD	1,705,075	State Street Bank Corp.	10/18/2024	26,016
NZD	702,405	USD	414,705	Morgan Stanley Capital Services, Inc.	10/18/2024	31,546
NZD	2,359,537	USD	1,425,729	NatWest Markets PLC	10/18/2024	73,330
NZD	2,181,690	USD	1,360,824	State Street Bank Corp.	10/18/2024	25,246
SEK	9,070,578	USD	874,887	Morgan Stanley Capital Services, Inc.	10/18/2024	18,935

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
SEK	8,651,327	USD	850,318	UBS AG	10/18/2024	$2,190
USD	846,003	CHF	711,210	JPMorgan Chase Bank N.A.	10/18/2024	4,137
USD	883,039	CHF	741,712	Morgan Stanley Capital Services, Inc.	10/18/2024	5,068
USD	1,177,421	EUR	1,053,300	HSBC Bank	10/18/2024	4,174
USD	1,762,955	EUR	1,577,125	UBS AG	10/18/2024	6,231
USD	386,457	GBP	288,354	Morgan Stanley Capital Services, Inc.	10/18/2024	945
						$680,544
Liability Derivatives
AUD	3,609,956	USD	2,499,896	HSBC Bank	10/18/2024	$(3,518)
EUR	641,619	USD	717,488	HSBC Bank	10/18/2024	(2,803)
EUR	529,269	USD	592,280	State Street Bank Corp.	10/18/2024	(2,740)
GBP	243,578	USD	326,411	HSBC Bank	10/18/2024	(761)
GBP	378,671	USD	507,873	UBS AG	10/18/2024	(1,612)
JPY	60,839,547	USD	426,388	JPMorgan Chase Bank N.A.	10/18/2024	(2,159)
JPY	120,241,224	USD	855,062	Merrill Lynch International	10/18/2024	(16,630)
JPY	118,715,048	USD	835,240	State Street Bank Corp.	10/18/2024	(7,450)
NZD	1,328,944	USD	844,700	HSBC Bank	10/18/2024	(397)
USD	415,538	AUD	632,693	HSBC Bank	10/18/2024	(21,985)
USD	840,706	AUD	1,294,549	Morgan Stanley Capital Services, Inc.	10/18/2024	(54,508)
USD	620,849	AUD	913,850	State Street Bank Corp.	10/18/2024	(11,102)
USD	1,261,779	CAD	1,714,466	HSBC Bank	10/18/2024	(6,395)
USD	500,897	CAD	689,909	JPMorgan Chase Bank N.A.	10/18/2024	(9,423)
USD	466,532	CAD	632,536	Merrill Lynch International	10/18/2024	(1,349)
USD	101,247	CAD	137,654	Morgan Stanley Capital Services, Inc.	10/18/2024	(575)
USD	7,415,565	CAD	10,115,946	State Street Bank Corp.	10/18/2024	(67,103)
USD	425,070	CAD	577,038	UBS AG	10/18/2024	(1,760)
USD	34,363	CHF	30,433	JPMorgan Chase Bank N.A.	10/18/2024	(1,662)
USD	50,447	EUR	45,587	HSBC Bank	10/18/2024	(332)
USD	504,974	EUR	457,692	Merrill Lynch International	10/18/2024	(4,839)
USD	1,678,995	EUR	1,543,115	State Street Bank Corp.	10/18/2024	(39,844)
USD	1,381,940	EUR	1,263,764	UBS AG	10/18/2024	(25,738)
USD	713,626	GBP	555,821	Barclays Bank PLC	10/18/2024	(29,474)
USD	867,346	GBP	675,870	Citibank N.A.	10/18/2024	(36,252)
USD	2,765,352	GBP	2,138,051	JPMorgan Chase Bank N.A.	10/18/2024	(93,099)
USD	403,363	GBP	314,231	Morgan Stanley Capital Services, Inc.	10/18/2024	(16,745)
USD	937,621	JPY	146,917,655	Merrill Lynch International	10/18/2024	(86,823)
USD	50,352	JPY	7,662,902	Morgan Stanley Capital Services, Inc.	10/18/2024	(3,080)
USD	841,234	NOK	9,113,240	State Street Bank Corp.	10/18/2024	(22,484)
USD	873,229	NZD	1,418,981	Goldman Sachs International	10/18/2024	(28,276)
USD	419,974	NZD	686,440	HSBC Bank	10/18/2024	(16,134)
USD	827,655	NZD	1,410,476	JPMorgan Chase Bank N.A.	10/18/2024	(68,448)
USD	850,918	NZD	1,398,593	Morgan Stanley Capital Services, Inc.	10/18/2024	(37,635)
USD	868,032	NZD	1,424,577	State Street Bank Corp.	10/18/2024	(37,029)
USD	850,774	SEK	8,928,638	Merrill Lynch International	10/18/2024	(29,061)
USD	655,326	SEK	6,876,558	State Street Bank Corp.	10/18/2024	(22,295)
						$(811,520)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 5 yr	Long	CAD	44	$3,755,673	December – 2024	$33,201
Euro-Bobl 5 yr	Long	EUR	34	4,543,542	December – 2024	15,529
Euro-Schatz 2 yr	Long	EUR	80	9,544,143	December – 2024	45,679
U.S. Treasury Ultra Bond	Short	USD	8	1,064,750	December – 2024	6,780
						$101,189
Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	27	$2,495,671	December – 2024	$(23,040)
Euro-Bund 10 yr	Short	EUR	5	750,931	December – 2024	(2,293)
Euro-Oat 10 yr	Short	EUR	4	564,767	December – 2024	(3,526)
Long Gilt 10 yr	Long	GBP	5	657,980	December – 2024	(1,010)
						$(29,869)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
9/16/31	USD	4,000,000	centrally cleared	3.6185% / Annually	SOFR - 1 day / Annually	$75,939	$—	$75,939
Liability Derivatives
Inflation Swaps
4/15/26	USD	4,600,000	centrally cleared	USA-CPI-U / At Maturity	2.6365% / At Maturity	$(34,466)	$—	$(34,466)
Interest Rate Swaps
9/16/56	USD	1,000,000	centrally cleared	SOFR - 1 day / Annually	3.6135% / Annually	$(64,043)	$—	$(64,043)
						$(98,509)	$—	$(98,509)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Inflation Swaps
3/19/26	USD	4,500,000	Morgan Stanley Capital Services, Inc.	USA-CPI-U / At Maturity	2.482% / At Maturity	$(12,250)	$—	$(12,250)
At September 30, 2024, the fund had liquid securities with an aggregate value of $453,233 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$79,185,811	$—	$79,185,811
Non - U.S. Sovereign Debt	—	82,004,504	—	82,004,504
U.S. Corporate Bonds	—	1,020,677	—	1,020,677
Residential Mortgage-Backed Securities	—	1,474,925	—	1,474,925
Commercial Mortgage-Backed Securities	—	1,645,283	—	1,645,283
Asset-Backed Securities (including CDOs)	—	1,122,899	—	1,122,899
Mutual Funds	1,098,324	—	—	1,098,324
Total	$1,098,324	$166,454,099	$—	$167,552,423
Other Financial Instruments
Futures Contracts – Assets	$101,189	$—	$—	$101,189
Futures Contracts – Liabilities	(29,869)	—	—	(29,869)
Forward Foreign Currency Exchange Contracts – Assets	—	680,544	—	680,544
Forward Foreign Currency Exchange Contracts – Liabilities	—	(811,520)	—	(811,520)
Swap Agreements – Assets	—	75,939	—	75,939
Swap Agreements – Liabilities	—	(110,759)	—	(110,759)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,217,538	$41,864,446	$41,983,984	$188	$136	$1,098,324
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$151,479	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2024, are as follows:
United States	42.4%
United Kingdom	19.7%
Italy	11.6%
Germany	9.0%
Spain	6.9%
Canada	6.0%
Japan	2.8%
Australia	1.1%
New Zealand	0.4%
Other Countries	0.1%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.